NON-PUBLIC

CONFIDENTIAL TREATMENT

13FCONP 5/15/03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CONFIDENTIAL TREATMENT EXPIRED

02070030

Form 13F

Form 13F COVER PAGE

RECEIVED
OFFICE OF THE SECRETARY
2002 MAY 21 PM 2:50

Report for the Calendar Year or Quarter Ended: **March 31, 2002**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-446-4060**

PROCESSED
FEB 05 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Thomas L. Kempner Jr. NY , NY 5/6/02
[Signature] [City, State] [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____________0___________

Form 13 F Information Table Entry Total: __________6__________

Form 13 F Information Table Value Total: _____$109,548
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number Name
28____________________ ____________________________
[Repeat as necessary.]

CONFIDENTIAL TREATMENT

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-___________ ___________________________________
[Repeat as necessary]

DENTIAL TREATMENT REQUESTED
13F INFORMATION TABLE
t date: 3/31/2002
ting Manager: M.H. Davidson & Co., L.L.C.

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	VOTING AUTHORITY SOLE	SHARED	NONE
O INC	CS	208251504	8024	275000	SH		SOLE	275000		
A INC.	CS	23918K108	1882	74400	SH		SOLE	74400		
EX CORP	CS	452528102	28350	937797	SH		SOLE	937797		
PACKAGING	CS	465855104	3848	167900	SH		SOLE	167900		
NERGY	CS	629377102	4191	347500	SH		SOLE	347500		
ITY CAPITAL GROUP	CS	81413P204	63253	2483400	SH		SOLE	2483400		
			109,548							